Alger Weatherbie Specialized Growth Fund Average Annual Total Returns - Class Z Shares [Member]		12 Months Ended	21 Months Ended	60 Months Ended	79 Months Ended	93 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2500 Growth Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.31%		2.98%			10.55%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	19.32%	14.42%	15.89%	14.92%	14.82%
Class Z
Prospectus [Line Items]
Average Annual Return, Percent		0.85%		(3.32%)			9.87%
Performance Inception Date	Dec. 29, 2010
Class Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.85%		(4.52%)			7.99%
Class Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.50%		(2.67%)			7.49%